Equity - Initial Public Offering (Details) - IPO $ / shares in Units, $ in Millions	May 26, 2020 USD ($) $ / shares shares
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares	18,000,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 20.00
Proceeds from initial public offering | $	$ 333.1